VENDOR NOTES RECEIVABLE (Details 1) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 20, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Vendor notes receivable		$ 0	$ 2,585,000		$ 2,585,000
Vendor advances receivable		0	(96,552)	$ 0	(96,552)
Accounts receivable		(1,031,385)		0	(171,812)
Inventories		(612,693)	(765,320)	(219,105)	(928,762)
Equipment		0	$ (543,115)	0	(543,115)
Vendor notes receivable		$ 0		$ 2,585,000	$ 0
Advanced Tactical Armament Concepts, LLC
Vendor notes receivable	$ 2,585,000
Vendor advances receivable	(96,552)
Accounts receivable	(20,965)
Inventories	(644,447)
Equipment	(543,115)
Loss on vendor notes receivable collectability	(1,279,921)
Vendor notes receivable	$ 0